UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22523

Destra Investment Trust II
(Exact name of registrant as specified in charter)

 901 Warrenville Rd., Suite 15
Lisle, IL 60532
(Address of principal executive offices) (Zip code)

Nicholas Dalmaso
 901 Warrenville Rd., Suite 15
Lisle, IL 60532
 (Name and address of agent for service)

Registrant's telephone number, including area code: 1-630-241-4200

Date of fiscal year end: September 30

Date of reporting period: December 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
The Schedule(s) of Investments is attached herewith.

DESTRA PREFERRED AND INCOME SECURITIES FUND
PORTFOLIO OF INVESTMENTS
December 31, 2011 (unaudited)

Number
of		Moody's
Shares	Description	Ratings	Fair Value
	Long-Term Investments - 98.8%
	Preferred Securities - 83.7%
	Banks - 38.2%
3,944	Barclays Bank PLC, PFD 7.750%,
	Series 4 (a)	Baa3	$ 83,140
6,750	Countrywide Capital V, PFD
	7.000% 11/01/36	Ba1	136,890
1,400	Deutsche Bank Capital Funding Trust
	VIII, PFD 6.375% (a)	Baa2	25,648
1,252	Deutsche Bank Contingent Capital
	Trust V, PFD 8.050% (a)	Baa2	28,558
1,500	Fifth Third Capital Trust V, PFD
	7.250% 08/15/67	Baa3	37,950
6,325	Fifth Third Capital Trust VI, PFD
	7.250% 11/15/67	Baa3	160,149
2,000	First Niagara Financial Group, Inc.,
	PFD 8.625%, Series B (a)	Ba2	51,300
4,000	HSBC Finance Corp., PFD 6.360%,
	Series B (a)	Baa2	85,000
4,139	HSBC Holdings PLC, PFD 8.000%,
	Series 2 (a)	A3	107,862
1,900	JPMorgan Chase Capital XXIV, PFD
	6.875% 08/01/77, Series X	A2	48,298
3,896	JPMorgan Chase Capital XXVIII, PFD
	7.200% 12/22/39	A2	99,387
5,995	KeyCorp Capital X, PFD
	8.000% 03/15/68	Baa3	153,113
3,000	Regions Financing Trust III, PFD
	8.875% 06/15/78	B2	75,750
3,998	Santander Finance Preferred SA
	Unipersonal, PFD 10.500%,
	Series 10 (a)	Baa2	105,027
1,120	SunTrust Capital IX, PFD
	7.875% 03/15/68	Baa3	28,336
5,125	Wachovia Capital Trust IV, PFD
	6.375% 03/01/67	Baa1	128,791
			1,355,199
	Diversified Financials - 9.8%
4,876	Citigroup Capital XII, PFD
	8.500% 03/30/40	Baa3	122,680
542	Citigroup Capital XIII, PFD
	7.875% 10/30/40	Baa3	14,125
2,125	Goldman Sachs Group, Inc., PFD
	6.500% 11/01/61	A1	53,231
3,998	ING Groep NV, PFD 7.050% (a)	Ba1	72,404
4,223	Morgan Stanley Capital Trust III, PFD
	6.250% 03/01/33	Baa2	87,205
			349,645
	Insurance - 19.5%
3,605	Axis Capital Holdings Ltd., PFD
	7.250%, Series A (a)	Baa3	90,558
4,198	Delphi Financial Group, Inc., PFD
	7.376% 05/15/37	Ba1	102,389
2,531	Endurance Specialty Holdings Ltd.,
	PFD 7.750%, Series A (a)	Baa3	64,616
4,288	MetLife, Inc., PFD 6.500%,
	Series B (a)	Baa2	109,258
4,871	Partnerre Ltd., PFD 7.250%,
	Series E (a)	Baa1	129,081
3,742	Principal Financial Group, Inc., PFD
	6.518%, Series B (a)	Baa3	94,186
4,000	Renaissancere Holdings Ltd., PFD
	6.600%, Series D (a)	Baa2	100,640
			690,728

Number
of		Moody's
Shares	Description	Ratings	Fair Value
	Real Estate - 9.4%
3,735	Commonwealth REIT, PFD 7.500%
	11/15/19	Baa2	$ 78,921
4,598	Duke Realty Corp., PFD 6.600%,
	Series L (a)	Baa3	112,467
	PS Business Parks, Inc., PFD
4,448	6.875%, Series R (a)	Baa3	117,961
1,000	7.000%, Series H (a)	Baa3	25,220
			334,569
	Utilities - 6.8%
3,880	Constellation Energy Group, Inc., PFD
	8.625% 06/15/63, Series A	Ba1	105,303
1,500	DTE Energy Co., PFD 6.500% 12/01/61	Baa3	40,290
3,736	PPL Electric Utilities Corp., PFD
	6.250% (a)	Ba1	94,918
			240,511
	Total Preferred Securities
	(Cost $2,979,621)		2,970,652
	Capital Securities - 9.5%
	Banks - 6.0%
212,000	Capital One Capital III
	7.686% 08/15/36	Baa3	212,265
	Energy - 0.9%
30,000	Enterprise Products Operating LLC
	8.375% 08/01/66	Ba1	32,131
	Insurance - 2.6%
100,000	Lincoln National Corp.
	7.000% 05/17/66	Ba1	91,250
	Total Capital Securities
	(Cost $333,358)		335,646
	Corporate Bonds - 5.6%
	Insurance - 2.7%
120,000	XL Group PLC 6.500%, Series E (a)	Ba1	95,100
	Real Estate - 0.4%
600	Commonwealth REIT, PFD 7.250%,
	Series E (a)	Baa3	14,694
	Utilities - 2.5%
75,000	Southern Union Co. 8.250% 11/15/29	Baa3	89,285
	Total Corporate Bonds
	(Cost $199,930)		199,079
	Total Long-Term Investments - 98.8%
	(Cost $3,512,909)		3,505,377
	Money Market Mutual Funds - 0.7%
26,681	Fidelity Institutional Money Market
	Prime, 0.11% (b)
	(Cost $26,681)		26,681
	Total Investments - 99.5%
	(Cost $3,539,590)		3,532,058
	Other Assets in excess of Liabilities - 0.5%		17,058
	Net Assets - 100.0%		$ 3,549,116

DESTRA PREFERRED AND INCOME SECURITIES FUND
PORTFOLIO OF INVESTMENTS, continued
December 31, 2011 (unaudited)

		% of
Summary by Country	Fair Value	Net Assets
Bermuda	$384,895	10.8%
Ireland	95,100	2.7
Netherlands	72,404	2.0
Spain	105,027	3.0
United Kingdom	191,002	5.4
United States	2,656,949	74.9
Money Market Mutual Funds	26,681	0.7
Total Investments	3,532,058	99.5
Other Assets in excess of Liabilities	17,058	0.5
Net Assets	$3,549,116	100.0%

LLC - Limited Liability Corporation
NV - Publicly Traded Company
PFD - Preferred Security
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SA - Corporation

(a)	Perpetual security
(b)	Interest rate shown reflects yield as of December 31, 2011.

DESTRA FOCUSED EQUITY FUND
PORTFOLIO OF INVESTMENTS
December 31, 2011 (unaudited)

Number
of
Shares	Description	Fair Value
	Common Stocks - 97.0%
	Automobiles & Components - 4.9%
7,344	Johnson Controls, Inc.	$ 229,573

	Consumer Durables & Apparel - 9.6%
3,678	Coach, Inc.	224,505
2,316	NIKE, Inc. - Class B	223,193
		447,698
	Food & Staples Retailing - 9.7%
2,667	Costco Wholesale Corp.	222,214
3,259	Whole Foods Market, Inc.	226,761
		448,975
	Pharmaceuticals, Biotechnology &
	Life Sciences - 9.7%
3,512	Amgen, Inc.	225,506
3,351	Celgene Corp.*	226,528
		452,034
	Retailing - 19.4%
3,890	Bed Bath & Beyond, Inc.*	225,503
8,886	Lowe's Cos., Inc.	225,527
4,548	Nordstrom, Inc.	226,081
4,330	Target Corp.	221,783
		898,894
	Semiconductors & Semiconductor
	Equipment - 4.8%
9,233	Intel Corp.	223,900
	Software & Services - 19.5%
8,004	Adobe Systems, Inc.*	226,273
7,449	Autodesk, Inc.*	225,928
1,223	International Business Machines Corp.	224,885
8,810	Oracle Corp.	225,977
		903,063
	Technology Hardware & Equipment - 9.7%
10,478	EMC Corp.*	225,696
4,128	QUALCOMM, Inc.	225,802
		451,498
	Telecommunication Services - 9.7%
3,755	American Tower Corp.	225,338
5,651	Verizon Communications, Inc.	226,718
		452,056
	Total Common Stocks
	(Cost $4,368,597)	4,507,691

	Money Market Mutual Funds - 4.4%
202,238	Fidelity Institutional Money Market
	Prime, 0.11% (a)
	(Cost $202,238)	202,238

	Total Investments - 101.4%
	(Cost $4,570,835)	4,709,929
	Liabilities in excess of other Assets - (1.4%)	(65,625)
	Net Assets - 100.0%	$ 4,644,304

*	- Non-income producing security.
(a)	- Interest rate shown reflects yield as of December 31, 2011.

Notes to Financial Statements | December 31, 2011

FEDERAL INCOME TAX MATTERS

For the period ended December 31, 2011, the cost of investments on a tax basis including any adjustment for financial reporting purposes, were as follows*:

	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Destra Preferred and Income Securities Fund	$3,531,861	$51,253	$(51,056)	$197
Destra Focused Equity Fund	4,573,575	209,957	(73,603)	136,354

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds’ previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.

FAIR VALUE MEASUREMENT

In accordance with Financial Accounting Standards Board’s Accounting Standards Codification, Section 820-10, Fair Value Measurements and Disclosures (“ASC 820-10”), fair value is defined as the price that each Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820-10 establishes three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Funds have adopted policies and procedures consistent with the Accounting Standard Update, Fair Value Measurements and Disclosures (Topic 820): Improving Disclosures about Fair Value Measurements which provides guidance on how investment assets and liabilities are to be valued and disclosed. Specifically, the amendment requires reporting entities to disclose i) for Level 2 or Level 3 positions, the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, ii) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfer, and iii) purchases, sales, issuances and settlements for Level 3 positions must be shown on a gross basis in the Level 3 roll forward rather than as one net number.

The Funds value Level 1 securities using readily available market quotations in active markets. The Funds value Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. The Funds value Level 2 equity securities using various observable market inputs in accordance with procedures established in good faith by management. For Level 3 securities, the Funds estimate fair value based upon a variety of observable and non-observable inputs using procedures established in good faith by management. The Funds procedures are approved by the Board of Trustees.

The following tables represent the Funds’ investments carried on the Statement of Assets and Liabilities by caption and by Level within the fair value hierarchy as of December 31, 2011:

Destra Preferred and Income Securities Fund
	Level 1	Level 2	Level 3	Total
Preferred Securities*	$2,970,652	$-	$-	$2,970,652
Capital Securities*	-	335,646	-	335,646
Corporate Bonds*	14,694	184,385	-	199,079
Money Market Mutual Funds	26,681	-	-	26,681
Total	$3,012,027	$520,031	$-	$3,532,058

Notes to Financial Statements (continued)

Destra Focused Equity Fund
	Level 1	Level 2	Level 3	Total
Common Stocks*	$4,507,691	$-	$-	$4,507,691
Money Market Mutual Funds	202,238	-	-	202,238
Total	$4,709,929	$-	$-	$4,709,929
* Please refer to the portfolio of investments to view securities segregated by industry.

There were no transfers between Level 1 and Level 2, and the Funds held no Level 3 securities during the period ended December 31, 2011.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                      Destra Investment Trust II

By (Signature and Title)*                   /s/ Nicholas Dalmaso
Nicholas Dalmaso, Chief Executive Officer
(principal executive officer)

Date           2/23/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                   /s/ Nicholas Dalmaso
Nicholas Dalmaso, Chief Executive Officer
(principal executive officer)

Date           2/23/12

By (Signature and Title)*                    /s/ Richard J. Simek
Richard J. Simek, Chief Financial Officer
(principal financial officer)

Date           2/23/12

* Print the name and title of each signing officer under his or her signature.